Summary of Significant Accounting Policies (Details 4) (Predecessor, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Sep. 30, 2013
Predecessor
Notes Receivable, at Fair Market Value
Impairment expense recognized	$ 0		$ 0
Fair value and amortized costs of notes receivable
Amortized cost	8,297		13,535		6,175
Notes receivable, at fair market value expected to mature in 2018	$ 8,074	[1],[2]	$ 12,765	[1]	$ 6,238	[2]

[1]	(1) Pledged as collateral to credit and long-term debt facilities
[2]	Pledged as collateral to credit and long-term debt facilities